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February 23, 1996



Securities and Exchange Commission
450 5th Street, NW
Attn:  Filing Desk, Stop 1-4
Washington, D.C. 20549-1004

RE:  Rule 24f-2 Notice for
     IDS Life Accounts F, IZ, JZ, G, H and N
     SEC File No. 811-3217 (33-4173/2-73114)

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, IDS Life
      Accounts F, IZ, JZ, G, H and N hereby files its Rule 24f-2
      Notice for the fiscal year ended December 31, 1995 ("Fiscal
      Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.             $            0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.       $            0

[iv]  Amount of securities sold during the
      fiscal year.                                  $1,245,627,000*

[v]   Amount of securities sold pursuant to 24f-2.  $1,245,627,000

[vi]  Fee $1,245,627,000  /  2900        equals     $   429,526.55

  *  Sales of $2,848,170,000 minus redemptions of   $1,602,543,000

Enclosed please find an opinion of counsel.

If you have any questions, please contact the undersigned.

Very truly yours,

IDS LIFE ACCOUNTS F, IZ, JZ, G, H AND N



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/KB/rdh

Enclosures